Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES

NOTE 12 — LEASES

The Company entered into several lease agreements to lease machineries to facilitate its manufacturing. The original lease terms range from 13 months to three years. As the lease term includes the lessee’s option to purchase assets at a nominal amount by the end of the lease term, and the Company is reasonably certain to exercise an option to purchase the underlying asset, the Company accounted for the leases as finance leases.

For the years ended December 31, 2025, 2024 and 2023, right-of-use assets of nil, $626,414 and $508,617, respectively, were transferred to property and equipment upon full repayment of the related leases, and the Company exercised the option to purchase the underlying asset during the year ended December 31, 2024 and 2023. There were no finance lease right-of-use assets and liability as of December 31, 2025 and 2024, respectively.

The Components of lease expenses were as follows:

	For the year ended December 31,
	2025	2024	2023
	US$	US$	US$
Finance Lease Cost:
Amortization of right-of-use assets	-	37,335	73,422
Interest on lease liabilities	-	539	10,036
Total finance lease cost	-	37,874	83,458

The remaining lease terms and discount rates were as follows:

	For the years ended December 31,
	2025	2024	2023

Weighted-average remaining lease term (in years)	-	-	0.46
Weighted-average discount rate	-	-	5.84%